TAXATION - Composition of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Deferred tax assets	¥ 63,310	$ 8,673	¥ (3,760)	¥ (35,243)
Increase (decrease) in valuation allowance	(63,300)	(8,700)	3,760	35,243
Income tax expense	0	0	0	0
Domestic tax authority
TAXATION
Deferred tax assets	63,310	8,673	(3,760)	(35,243)
Increase (decrease) in valuation allowance	¥ (63,310)	$ (8,673)	¥ 3,760	¥ 35,243